Basis of Preparation (Details) - DevvStream Corp [Member] - USD ($)	Oct. 16, 2023	Jan. 31, 2026	Jul. 31, 2025	Nov. 06, 2024	Oct. 31, 2024	Oct. 29, 2024	Sep. 22, 2023	Aug. 22, 2023	Aug. 04, 2023	Nov. 10, 2022
Basis of Preparation [Line Items]
Warrants (in Shares)		121,995	121,995			9,176	2,549	6,372	9,176
Remaining ownership percentage					50.00%
FCS [Member]
Basis of Preparation [Line Items]
Ownership percentage					50.00%
Marmota [Member]
Basis of Preparation [Line Items]
Ownership percentage	10.00%									50.00%
Common shares returned for cancellation consideration amount (in Dollars)	$ 19
FCS [Member]
Basis of Preparation [Line Items]
Ownership percentage				50.00%